SHARE CAPITAL (Details 2) - yr	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Assumptions For Warrants Abstract
Risk-free interest rate	0.85%	1.55%
Expected life (years)	2.39	3.00
Expected volatility	68.36%	67.22%
Expected dividend yield	0.00%	0.00%